UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

Dryden Short-Term Corporate Bond Fund

Schedule of Investments

as of March 31, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.3%
ASSET BACKED SECURITIES 0.2%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)	Baa1	3.288%	3/15/12	$430	$409,253
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	3.318	2/15/12	77	75,137
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A(f)	CCC(c)	5.500	3/25/36	52	2,602

Total asset backed securities (cost $558,715)					486,992

COMMERCIAL MORTGAGE BACKED SECURITIES 6.9%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,800	2,764,497
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	872	906,882
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,560,839
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	1,000	985,569
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	1,500	1,471,571
GS Mortgage Secs. Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.970	10/18/30	1,650	1,653,914
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	1,513	1,491,120
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,779,091
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,787,392
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,783,460
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809	1/14/42	1,900	1,887,856
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168	2/13/10	175	174,872

Total commercial mortgage-backed securities (cost $18,761,973)					18,247,063

CORPORATE BONDS 90.7%
Aerospace/Defense 0.8%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.750	8/15/10	1,240	1,285,150
Goodrich Corp.	Baa2	7.500	4/15/08	385	385,531
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	2/15/11	340	367,727

					2,038,408

Airlines 0.7%
American Airlines, Inc.	Ba1	6.817	5/23/11	700	659,750
American Airlines, Inc.	Baa2	7.858	10/01/11	205	205,000

Continental Airlines, Inc.	Ba1	7.373	12/15/15	230	207,835
Continental Airlines, Inc.	Baa2	7.487	10/02/10	910	901,473

					1,974,058

Automotive 2.3%
DaimlerChrysler North America Holding Corp., M.T.N.	A3	5.750	9/08/11	1,155	1,179,280
DaimlerChrysler North America Holding, Inc.	A3	4.050	6/04/08	3,315	3,316,223
DaimlerChrysler North America Holding, Inc.	A3	4.875	6/15/10	260	261,571
Johnson Controls, Inc.	A3	5.250	1/15/11	1,195	1,233,049

					5,990,123

Banking 4.6%
Bank of New York Mellon (The), M.T.N.	Aa2	4.500	4/01/13	1,105	1,112,837
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.850	7/02/13	1,500	1,521,942
Credit Suisse First Boston	Aa1	4.875	8/15/10	1,615	1,657,739
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,762,738
ICICI Bank Ltd. (India), 144A(a)	Baa2	4.917	1/12/10	420	401,898
ICICI Bank, Ltd., Notes (Singapore),144A	Baa2	5.750	11/16/10	440	440,221
JP Morgan Chase & Co.	Aa2	5.600	6/01/11	1,525	1,596,361
JP Morgan Chase & Co., Sub. Notes	Aa3	6.750	2/01/11	500	530,903
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa2	5.375	10/01/12	1,000	1,038,333
PNC Funding Corp.	A2	6.125	2/15/09	400	402,799
Wells Fargo & Co., Sr. Notes	Aa1	4.200	1/15/10	1,815	1,845,294

					12,311,065

Brokerage 7.4%
Bear Stearns Cos., Inc.(a)	Baa1	5.350	2/01/12	2,000	1,923,422
Goldman Sachs Group, Inc.	Aa3	5.000	1/15/11	2,370	2,414,558
Goldman Sachs Group, Inc.	Aa3	6.600	1/15/12	375	396,491
Goldman Sachs Group, Inc., Sr. Notes	Aa3	5.450	11/01/12	2,280	2,309,200
Janus Capital Group, Inc., Notes	Baa3	6.250	6/15/12	650	660,404
Lehman Brothers Holdings, Inc., M.T.N.	A1	5.250	2/06/12	1,520	1,466,703
Lehman Brothers Holdings, Inc., M.T.N.	A1	5.625	1/24/13	1,000	972,365
Lehman Brothers Holdings, Inc., Sr. Notes, M.T.N.	A1	6.000	7/19/12	900	888,306
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, M.T.N.	A1	6.050	8/15/12	565	573,836
Merrill Lynch & Co., Inc.	A1	5.450	2/05/13	1,100	1,082,245
Merrill Lynch & Co., Inc., Notes	A1	4.250	2/08/10	2,055	2,006,255
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,079,583
Morgan Stanley Dean Witter	Aa3	4.000	1/15/10	1,160	1,146,109
Morgan Stanley Dean Witter, M.T.N.	Aa3	5.625	1/09/12	2,000	2,014,954
Morgan Stanley, Sr. Notes, M.T.N.	Aa3	5.250	11/02/12	1,065	1,063,721

					19,998,152

Building Materials & Construction 1.9%
American Standard, Inc.	Baa3	8.250	6/01/09	280	294,921
American Standard, Inc., Gtd. Notes	Baa3	7.625	2/15/10	810	867,721
CRH America Inc.	Baa1	5.625	9/30/11	570	572,961
DR Horton, Inc.	Ba1	5.000	1/15/09	1,000	962,500
Hanson PLC, Sr. Unsub. (United Kingdom)	Baa3	7.875	9/27/10	620	672,038
Lafarge SA (France)	Baa2	6.150	7/15/11	700	714,101
RPM International, Inc., Sr. Notes	Baa3	4.450	10/15/09	830	831,481
Ryland Group, Inc., Sr. Notes	Ba1	5.375	6/01/08	169	168,968

					5,084,691

Cable 2.5%
Comcast Cable Communications, Inc.	Baa2	6.200	11/15/08	800	809,565
Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.750	1/30/11	810	842,125
Comcast Corp.	Baa2	5.450	11/15/10	1,145	1,179,888
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	584,249
Cox Communications, Inc.	Baa3	4.625	1/15/10	725	725,349
Cox Communications, Inc.	Baa3	6.750	3/15/11	390	406,293
Cox Communications, Inc.	Baa3	7.875	8/15/09	290	303,522
Cox Communications, Inc., Unsec. Notes	Baa3	7.750	11/01/10	450	483,452
Cox Enterprises, 144A(e) (cost $805,662; purchased 1/25/06)	Baa3	4.375	5/01/08	825	825,277
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400	7/02/12	580	569,869

					6,729,589

Capital Goods 4.3%
Caterpillar Financial Services Corp., Sr. Unsec. Notes, M.T.N.	A2	4.850	12/07/12	1,085	1,109,663
ERAC USA Finance Co., 144A(b)	Baa1	3.340	8/28/09	610	612,696
ERAC USA Finance Co., 144A	Baa2	7.350	6/15/08	830	835,847
ERAC USA Finance Co., 144A	Baa2	8.000	1/15/11	180	192,024
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	5.300	11/15/08	185	185,858
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	5.800	10/15/12	900	857,765
FedEx Corp.	Baa2	3.500	4/01/09	1,000	994,151
Honeywell International, Inc.	A2	4.250	3/01/13	1,500	1,515,185
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.950	12/17/12	1,565	1,621,114
Steelcase, Inc.	Baa3	6.500	8/15/11	1,000	1,071,322
Textron Financial Corp.	A3	4.600	5/03/10	895	920,207
Textron Financial Corp., Notes	A3	5.125	11/01/10	805	837,277
Waste Management, Inc., Sr. Notes	Baa3	6.500	11/15/08	540	550,739

					11,303,848

Chemicals 2.2%
EI Du Pont de Nemours & Co., Sr. Unsec. Notes	A2	5.000	1/15/13	735	765,319
ICI Wilmington, Inc., Gtd. Notes	Baa2	4.375	12/01/08	1,300	1,306,732
Lubrizol Corp., Notes	Baa3	5.875	12/01/08	1,000	1,014,747
Lubrizol Corp., Sr. Notes	Baa3	4.625	10/01/09	900	903,276
PPG Industries, Inc.	A3	5.750	3/15/13	1,000	1,031,625
Union Carbide Corp.	Ba2	6.700	4/01/09	800	810,700

					5,832,399

Consumer 1.8%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.450	10/15/12	2,000	2,058,921
Fortune Brands, Inc.	Baa2	5.125	1/15/11	555	555,642
Philips Electronics NV	A3	4.625	3/11/13	1,000	1,005,101
Western Union Co.	A3	5.400	11/17/11	690	706,800
Whirlpool Corp.	Baa2	6.125	6/15/11	415	434,567

					4,761,031

Electrical Utilities 7.0%
Alabama Power Co., Series HH	A2	5.100	2/01/11	835	869,809
Appalachian Power Co.	Baa2	3.600	5/15/08	750	749,813
Appalachian Power Co., Sr. Notes	Baa2	4.400	6/01/10	1,000	1,005,561
Arizona Public Service Co.	Baa2	6.375	10/15/11	1,210	1,254,614
Consolidated Edison Co. of New York, Inc., Sr. Notes	A1	4.700	6/15/09	660	669,772
Consumers Energy Co.	Baa1	4.250	4/15/08	1,000	999,958
Consumers Energy Co.	Baa1	4.400	8/15/09	710	713,936
Dominion Resources, Inc.	Baa2	4.750	12/15/10	1,170	1,197,420
Dominion Resources, Inc.	Baa2	5.687	5/15/08	510	511,190
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	5.375	11/02/12	1,000	1,030,892
Empresa Nacional de Electricidad S.A., Bonds, Ser. B (Chile)	Baa3	8.500	4/01/09	460	480,829
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700	1/15/13	620	641,725
Exelon Generation Co., LLC	A3	6.950	6/15/11	615	652,460
FirstEnergy Corp., Notes, Ser. B	Baa3	6.450	11/15/11	550	575,717
FPL Group Capital, Inc.	A2	5.625	9/01/11	275	289,842
Nevada Power Co., Ser. A	Baa3	8.250	6/01/11	1,785	1,927,166
Pacific Gas & Electric Co.	A3	4.200	3/01/11	505	507,073
Progress Energy, Inc., Sr. Notes	A2	4.500	6/01/10	705	724,321
PSEG Power LLC	Baa1	6.950	6/01/12	260	278,127
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	1,100	1,103,997
Puget Energy, Inc.	Baa2	3.363	6/01/08	750	749,289
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100	11/30/12	900	935,132
Xcel Energy, Inc., Sr. Notes	Baa1	3.400	7/01/08	620	618,782

					18,487,425

Energy - Integrated 0.5%
Burlington Resources Finance Co. (Canada)	A2	6.400	8/15/11	470	510,669
TNK-BP Finance SA (Luxembourg), 144A	Baa2	6.875	7/18/11	750	730,313

					1,240,982

Energy - Other 2.6%
Anadarko Petroleum Corp.(b)	Baa3	3.200	9/15/09	1,100	1,079,181
Canadian National Resources	Baa2	5.150	2/01/13	880	897,706
Delek & Avner Yam Tethys Ltd. (Israel), 144A	Baa3	5.326	8/01/13	301	308,944
Nabors Holdings 1 Ulc.	A3	4.875	8/15/09	240	243,366
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250	3/15/13	1,200	1,226,264
Valero Energy Corp., Sr. Notes	Baa3	3.500	4/01/09	1,000	993,666
Weatherford International, Inc.	Baa1	5.950	6/15/12	705	734,905
Western Oil Sands, Inc. (Canada)	Baa1	8.375	5/01/12	855	960,545
XTO Energy, Inc., Sr. Unsec. Notes	Baa2	5.900	8/01/12	460	479,527

					6,924,104

Foods 8.0%
Anheuser-Busch Cos., Inc.	A2	5.125	10/01/08	143	144,692
Brown-Forman Corp.	A2	5.200	4/01/12	1,005	1,063,561
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,508,154

Cadbury Schweppes US Finance LLC, Notes, 144A	Baa2	3.875	10/01/08	895	893,072
Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	498,455
ConAgra Foods, Inc., Notes	Baa2	7.875	9/15/10	990	1,081,558
Darden Restaurants, Inc., Sr. Unsec. Notes	Baa3	5.625	10/15/12	610	606,500
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	280,420
Diageo Capital PLC (United Kingdom)	A3	5.125	1/30/12	390	401,771
Diageo Capital PLC, Gtd. Notes (United Kingdom)	A3	5.200	1/30/13	920	951,783
Hershey Co. (The)	A2	5.000	4/01/13	825	833,326
HJ Heinz Co., Notes, 144A	Baa2	6.428	12/01/08	530	538,968
Kellogg Co., Notes, Ser. B	A3	6.600	4/01/11	805	867,509
Kellogg Co., Sr. Unsub. Notes	A3	5.125	12/03/12	920	951,336
Kraft Foods, Inc.	Baa2	4.000	10/01/08	1,175	1,173,861
Kraft Foods, Inc., Sr. Unsec. Notes(b)	Baa2	3.596	8/11/10	1,350	1,294,626
Kroger Co. (The)	Baa2	5.000	4/15/13	1,370	1,377,612
McDonald’s Corp., M.T.N.	A3	4.300	3/01/13	1,000	1,011,813
Miller Brewing Co., 144A	Baa1	4.250	8/15/08	1,000	1,004,032
Pepsi Americas, Inc.	Baa1	5.625	5/31/11	285	301,448
SABMiller PLC., 144A (United Kingdom)	Baa1	6.200	7/01/11	650	691,026
Safeway, Inc.	Baa2	4.125	11/01/08	520	521,779
Safeway, Inc.	Baa2	4.950	8/16/10	780	798,013
Sysco Corp.	A1	4.200	2/12/13	890	902,859
Tricon Global Restaurants, Inc., Sr. Notes	Baa2	7.650	5/15/08	500	502,569
Whitman Corp.	Baa1	6.375	5/01/09	895	931,408
Yum! Brands, Inc., Sr. Notes	Baa2	8.875	4/15/11	330	363,683

					21,495,834

Foreign Government Bond 1.1%
Export-Import Bank of Korea (The) (South Korea), 144A	Aa3	4.125	2/10/09	1,530	1,525,357
Korea Development Bank, Notes (South Korea)	Aa3	4.750	7/20/09	1,210	1,222,423
Pemex Project Funding Master Trust	Baa1	9.125	10/13/10	45	50,400

					2,798,180

Gaming 0.3%
MGM Mirage, Inc., Gtd. Notes	Ba2	6.000	10/01/09	700	694,750

Health Care & Pharmaceutical 4.0%
AmerisourceBergen Corp.	Ba1	5.625	9/15/12	600	620,382
Baxter Finco BV (Netherlands)	A3	4.750	10/15/10	830	857,254
Boston Scientific Corp.	Ba2	6.000	6/15/11	960	936,000
Cardinal Health, Inc., Unsec. Notes	Baa2	6.750	2/15/11	480	508,836
Covidien International Finance SA (Luxembourg), Gtd. Notes, 144A	Baa1	5.150	10/15/10	720	743,677
Covidien International Finance SA (Luxembourg), Gtd. Notes, 144A	Baa1	5.450	10/15/12	1,300	1,341,082
Hospira, Inc., Notes	Baa3	4.950	6/15/09	670	672,693
Hospira, Inc., Sr. Notes	Baa3	5.550	3/30/12	375	387,614
McKesson Corp.	Baa3	5.250	3/01/13	515	534,355
Medco Health Solutions, Inc.	Baa3	6.125	3/15/13	1,000	1,012,929
Medtronic, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,124,210
Quest Diagnostics, Inc.	Baa3	5.125	11/01/10	535	548,874
Wyeth	A3	6.950	3/15/11	1,125	1,216,042

					10,503,948

Health Care Insurance 2.4%
Aetna, Inc.	A3	5.750	6/15/11	1,290	1,351,743
Cigna Corp.	Baa2	6.375	10/15/11	606	623,710
Unitedhealth Group, Inc.	Baa1	5.125	11/15/10	600	610,909
UnitedHealth Group, Inc.	Baa1	5.250	3/15/11	1,500	1,530,192
Wellpoint, Inc.	Baa1	5.000	1/15/11	1,330	1,342,385
Wellpoint, Inc., Notes	Baa1	4.250	12/15/09	1,000	998,364

					6,457,303

Insurance 2.1%
Chubb Corp.	A2	5.200	4/01/13	570	559,453
Hartford Financial Services Group, Inc.	A2	5.250	10/15/11	405	416,519
ING Security Life Institutional Funding, 144A	Aa3	4.250	1/15/10	1,100	1,109,429
Lincoln National Corp., Sr. Unsec. Notes	A3	5.650	8/27/12	800	815,686
Principal Life Income Funding Trust	Aa2	5.200	11/15/10	740	760,016
Progressive Corp. (The)	A1	6.375	1/15/12	875	944,587
Travelers Cos., Inc. (The), M.T.N.	A3	5.375	6/15/12	925	959,957

					5,565,647

Lodging 0.8%
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	8.000	5/15/10	1,000	1,016,769
Starwood Hotels & Resorts Wordwide, Inc., Sr. Unsec. Notes	Baa3	6.250	2/15/13	1,046	1,044,689

					2,061,458

Media & Entertainment 2.6%
AMFM, Inc.	Baa3	8.000	11/01/08	820	846,283
Intl. Speedway Corp.	Baa2	4.200	4/15/09	1,250	1,256,979
News America Holdings, Inc.	Baa2	7.375	10/17/08	875	886,406
Time Warner, Inc.	Baa2	5.500	11/15/11	380	377,301
Time Warner, Inc., Gtd. Notes	Baa2	6.750	4/15/11	1,375	1,413,967
Viacom, Inc.	Baa3	5.750	4/30/11	1,190	1,202,674
Viacom, Inc.	Baa3	6.625	5/15/11	810	826,232

					6,809,842

Metals 1.3%
Alcan Aluminum Ltd. (Canada)	A3	6.250	11/01/08	815	825,390
BHP Billiton Finance Ltd. (Australia)	A1	5.125	3/29/12	400	406,622
BHP Billiton Finance USA Ltd. (Australia)	A1	5.000	12/15/10	825	848,695
United States Steel Corp.	Baa3	5.650	6/01/13	800	774,802
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.500	11/16/11	580	595,090

					3,450,599

Non Captive Finance 3.9%
American Express Credit Corp.	Aa3	5.000	12/02/10	1,100	1,127,521
Capital One Bank	A2	4.250	12/01/08	690	680,067
Capital One Financial Co., M.T.N.	A3	5.700	9/15/11	230	216,954
CIT Group, Inc.	A3	5.400	2/13/12	605	483,037
CIT Group, Inc.	A3	5.600	4/27/11	1,095	883,225
CIT Group, Inc., Sr. Notes	A3	4.250	2/01/10	35	28,723
Countrywide Financial Corp., M.T.N.	Baa3	5.800	6/07/12	1,650	1,494,879

Countrywide Home Loans, Inc., M.T.N.	Baa3	4.125	9/15/09	500	450,485
GMAC LLC(b)	B1	4.315	5/15/09	520	444,426
HSBC Finance Corp.	Aa3	4.750	5/15/09	1,100	1,099,494
HSBC Finance Corp.	Aa3	4.750	4/15/10	1,265	1,258,142
International Lease Finance Corp., Notes, M.T.N.	A1	5.450	3/24/11	635	634,402
International Lease Finance Corp., Unsub. Notes	A1	3.500	4/01/09	30	29,550
International Lease Finance Corp.	A1	6.375	3/25/13	1,000	999,229
iStar Financial, Inc.	Baa2	5.500	6/15/12	575	425,500

					10,255,634

Paper 0.3%
International Paper Co.	Baa3	4.250	1/15/09	740	739,737

Pipelines & Other 2.8%
Atmos Energy Corp., Notes	Baa3	4.000	10/15/09	1,845	1,836,144
Duke Cap Corp.	Baa1	7.500	10/01/09	495	517,095
Duke Energy Field Services LLC, Notes	Baa2	7.875	8/16/10	1,315	1,409,734
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625	10/15/09	920	931,225
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes	Baa2	5.850	9/15/12	1,050	1,076,770
ONEOK Partners LP	Baa2	5.900	4/01/12	600	623,333
Transcontinental Gas Pipe Line Corp.	Baa2	8.875	7/15/12	1,000	1,137,500

					7,531,801

Railroads 2.1%
Burlington Northern Santa Fe Corp.	Baa1	5.900	7/01/12	445	465,817
Burlington Northern Santa Fe Corp.	Baa1	6.750	7/15/11	705	753,677
Canadian National Railway Co. (Canada)	A3	4.250	8/01/09	720	729,668
CSX Corp.	Baa3	4.875	11/01/09	300	302,340
CSX Corp.	Baa3	6.750	3/15/11	315	332,561
CSX Corp., Sr. Notes	Baa3	5.750	3/15/13	675	683,076
Norfolk Southern Corp.	Baa1	8.625	5/15/10	845	939,672
Union Pacific Corp.	Baa2	6.650	1/15/11	500	528,195
Union Pacific Corp., Sr. Unsec. Notes	Baa2	5.450	1/31/13	750	771,864

					5,506,870

Real Estate Investments Trusts 2.7%
AvalonBay Communities, Inc., M.T.N.	Baa1	5.500	1/15/12	590	584,331
Brandywine Operating Partners	Baa3	5.750	4/01/12	585	543,180
BRE Properties, Inc., Sr. Notes	Baa2	4.875	5/15/10	700	692,423
Duke Realty LP	Baa1	5.625	8/15/11	440	423,403
Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	489,514
ERP Operating LP	Baa1	4.750	6/15/09	650	649,085
ERP Operating LP	Baa1	5.500	10/01/12	800	779,663
Mack-Cali Realty LP, Notes	Baa2	7.250	3/15/09	785	794,611
Nationwide Health Properties, Inc.	Baa3	6.500	7/15/11	240	250,386
Simon Property Group LP	A3	4.600	6/15/10	1,100	1,091,541
Simon Property Group LP	A3	5.600	9/01/11	365	365,170
Simon Property Group LP	A3	5.750	5/01/12	390	389,839

					7,053,146

Retail 2.8%
CVS Caremark Corp.(b)	Baa2	3.376	6/01/10	1,350	1,312,040
CVS Caremark Corp.	Baa2	5.750	8/15/11	1,000	1,046,094

Federated Department Stores, Inc., Sr. Notes	Baa2	6.625	9/01/08	1,300	1,306,037
Federated Retail Holding, Inc.	Baa2	5.350	3/15/12	575	547,856
Home Depot, Inc.	Baa1	4.625	8/15/10	940	941,100
JC Penney Co., Inc.	Baa3	7.375	8/15/08	300	302,513
JC Penney Co., Inc., Sr. Unsec’d. Notes	Baa3	8.000	3/01/10	985	1,027,843
Target Corp.	A2	5.125	1/15/13	900	923,255

					7,406,738

Technology 2.8%
Affiliated Computer Services, Inc.	Ba2	4.700	6/01/10	500	462,500
Certegy, Inc., Notes	Ba1	4.750	9/15/08	325	313,625
Fiserv, Inc.	Baa2	4.000	4/15/08	650	650,161
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	650	669,834
Hewlett-Packard Co.	A2	4.500	3/01/13	1,000	1,014,489
Intuit, Inc.	Baa2	5.400	3/15/12	575	585,408
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875	7/15/10	785	775,304
Motorola, Inc., Sr. Notes	Baa1	8.000	11/01/11	425	431,945
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.375	10/01/11	750	740,625
Xerox Corp.	Baa2	5.500	5/15/12	200	201,684
Xerox Corp.	Baa2	7.125	6/15/10	1,500	1,580,625

					7,426,200

Telecommunications 11.7%
American Tower Corp.	Ba1	7.125	10/15/12	500	511,250
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950	1/15/13	1,770	1,775,999
AT&T Corp., Sr. Notes	A2	7.300	11/15/11	2,185	2,366,641
BellSouth Corp., Notes	A2	4.200	9/15/09	1,545	1,555,217
British Telecommunications PLC (United Kingdom), Sr. Unsec'd. Notes	Baa1	5.150	1/15/13	1,000	985,450
Cingular Wireless Services, Inc., Notes	A2	8.125	5/01/12	415	464,423
Deutsche Telekom International Finance (Netherlands)	A3	8.000	6/15/10	2,495	2,668,905
Embarq Corp., Sr. Unsec. Notes	Baa3	6.738	6/01/13	750	725,251
France Telecom SA (France)	A3	7.750	3/01/11	1,860	2,016,876
GTE Corp.	Baa1	7.510	4/01/09	820	847,980
Koninklijke (Royal) KPN NV, Sr. Unsub. Notes (Netherlands)	Baa2	8.000	10/01/10	575	617,409
Qwest Services Corp., Sr. Notes	Ba1	7.875	9/01/11	1,200	1,197,000
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,256,955
Sprint Capital Corp.	Baa3	6.125	11/15/08	750	744,375
Sprint Capital Corp.	Baa3	6.375	5/01/09	590	581,150
Sprint Capital Corp.	Baa3	7.625	1/30/11	645	596,625
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	11/15/08	1,500	1,486,230
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	1/15/10	650	637,637
Telecom Italia Capital SA (Luxembourg)	Baa2	6.200	7/18/11	720	714,276
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	2,595	2,783,757
TELUS Corp., Notes (Canada)	Baa1	8.000	6/01/11	820	891,823
Verizon Communications	A3	4.350	2/15/13	2,220	2,175,291
Verizon Global Funding Corp.	A3	5.350	2/15/11	500	517,839
Verizon Global Funding Corp.	A3	7.250	12/01/10	725	778,633
Vodafone Group PLC (United Kingdom)	Baa1	5.350	2/27/12	960	972,129
Vodafone Group PLC (United Kingdom), Sr. Notes	Baa1	7.750	2/15/10	750	794,828
Vodafone Group PLC, (United Kingdom)	Baa1	5.500	6/15/11	630	640,685

					31,304,634

Tobacco 0.4%
Reynolds American, Inc., Notes(b)	Ba1	3.500	6/15/11	1,000	935,000

Total corporate bonds (cost $238,982,997)					240,673,196

U.S. TREASURY OBLIGATIONS 0.5%
United States Treasury Note (cost $1,349,919)		2.500	3/31/13	1,355	1,357,011

Total long-term investments
(cost $259,653,604)					260,764,262

				Shares
SHORT-TERM INVESTMENT 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series				1,226,221	1,226,221

(cost $1,226,221)(d)
Total Investments 98.8%
(cost $260,879,825)(g)					261,990,483
Other assets in excess of liabilities(h) 1.2%					3,299,670

Net Assets 100.0%					$265,290,153

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in the portfolio descriptions:

LP—Limited Partnership

LLC—Limited Liability Company

M.T.N.—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at March 31, 2008.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a restricted security. The aggregate cost of the restricted security is $805,662. The aggregate value of $825,277 is approximately 0.3% of net assets.
(f)	Indicates an illiquid security.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$262,910,750	$3,223,810	$(4,144,077)	$(920,267)

As of March 31, 2008, 1 security representing $2,602 and 0.00% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors. Of this amount, $2,602 was valued using Other Significant Observable Inputs (Level 3, as defined below).

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and credit default swap agreements as follows:

Details of open financial futures contracts at March 31, 2008:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation
	Long Positions:
3	U.S. T-Notes 2 Yr	Jun. 08	$643,969	$640,225	$3,744
278	U.S. T-Notes 5 Yr	Jun. 08	31,757,156	31,301,521	455,635

					$459,379

Details of the credit default swap agreements outstanding as of March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				PPG Industries, Inc.
JPMorgan Chase Bank(1)	6/20/2012	$1,000	0.30%	7.05%, 08/15/09	$23,274
				Clorox Co. (The)
Citibank, N.A.(1)	9/20/2012	1,000	0.32%	6.125%, 02/01/11	20,387
				Gannett Co., Inc.
J.P. Morgan Chase Bank, N.A.(1)	9/20/2012	1,000	0.55%	6.375%, 04/01/12	75,484
				Altria Group, Inc.
Citibank, N.A.(1)	9/20/2012	1,000	0.31%	7.00%, 11/04/13	16,017
				Fortune Brands, Inc.
Barclays Bank PLC(1)	9/20/2012	1,000	0.60%	6.25%, 04/01/08	57,442
				International Lease Finance Corp.
Deutsche Bank AG(1)	6/20/2013	1,000	2.00%	4.15%, 01/20/15	(7,511)

					$185,093

(1)	The Fund pays a fixed rate and receives par from the counterparty in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,226,221	$459,379
Level 2 - Other Significant Observable Inputs	260,761,660	—
Level 3 - Significant Unobservable Inputs	2,602	185,093

Total	$261,990,483	$644,472

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 12/31/07	$45,092	$8,658
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	(42,490)	176,435
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$2,602	$185,093

*	The realized gain (loss) earned during the period for other financial instruments was $11,459.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.